FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
FAIR VALUE MEASUREMENTS	FAIR VALUE MEASUREMENTS
The Plan’s investments are reported at fair value in the accompanying statements of net assets available for benefits. The methods used to measure fair value may produce an amount that may not be indicative of net realizable value or reflective of future values. Furthermore, although the Plan Administrator believes the valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

The fair value measurement accounting literature establishes a value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. This hierarchy consists of three broad levels:

    Level 1 – Inputs to the valuation methodology are unadjusted quoted prices for identical assets and liabilities in active markets and have the highest priority.

    Level 2 – Inputs to the valuation methodology include quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in inactive markets, inputs other than quoted prices that are observable for the asset or liability, or inputs that are derived principally from or corroborated by observable market data by correlation or other means. If the asset or liability has a specified (contractual) term, the Level 2 input must be observable for substantially the full term of the asset or liability.

    Level 3 – Inputs to the valuation methodology are unobservable and have the lowest priority.

The Plan uses appropriate valuation techniques based on the available inputs to measure the fair value of its investments. When available, the Plan measures fair value using Level 1 inputs because they generally provide the most reliable evidence of fair value. Level 3 inputs are used only when Level 1 and Level 2 inputs are not available.

Following is a description of the valuation methodologies used for assets measured at fair value. There have been no changes in the methodologies used at December 31, 2025 and 2024.

Employer common stock – valued at the closing price reported on the active market on which the individual securities are traded (Level 1 inputs).

Mutual funds – valued at the daily closing price as reported by the fund (Level 1 inputs). Mutual funds held by the Plan are open-end mutual funds which are registered with the Securities and Exchange Commission. These funds are required to publish their daily net asset value (NAV) and to transact at that price. The mutual funds held by the Plan are deemed to be actively traded.
Collective trust funds – valued at the NAV of the units of the Principal Trust Company collective trusts. The NAV, as provided by the Trustee, is used as a practical expedient to estimate fair value. The NAV is based on the fair value of the underlying investments held by the fund less its liabilities. The investments have no unfunded commitments and can be redeemed daily with a one day notice period.

Pooled separate accounts – valued at the NAV of the pooled separate accounts. The NAV, as provided by the Trustee, is used as a practical expedient to estimate fair value. The NAV is based on the fair value of the underlying investments held by the fund less its liabilities. The investments have no unfunded commitments and can be redeemed daily with a one day notice period.

The following tables set forth, by level with the fair value hierarchy, the Plan’s investments at fair value as of December 31, 2025 and 2024:

2025	Quoted market prices in active market for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Mutual funds	$46,226,170	$—	$—	$46,226,170
Employer common stock	617,038	—	—	617,038
	$46,843,208	$—	$—	$46,843,208
Measured at net asset value:
Pooled separate accounts				5,161,052
Collective trust funds				85,492,163
				$137,496,423

2024	Quoted market prices in active market for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Mutual funds	$43,777,956	$—	$—	$43,777,956
Employer common stock	720,645	—	—	720,645
	$44,498,601	$—	$—	$44,498,601
Measured at net asset value:
Pooled separate accounts				4,037,801
Collective trust funds				73,024,519
				$121,560,921